Schedule of Investments (unaudited) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$25	$26,295
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	82	89,054
3.63%, 05/01/22	22	23,140
WPP Finance 2010, 3.75%, 09/19/24	44	46,819

		185,308

Aerospace & Defense — 0.9%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	55	52,588
2.95%, 02/01/30 (Call 11/01/29)	50	46,718
3.10%, 05/01/26 (Call 03/01/26)	120	116,407
5.71%, 05/01/40 (Call 11/01/39)	50	54,922
5.81%, 05/01/50 (Call 11/01/49)	50	56,666
General Dynamics Corp., 4.25%, 04/01/50 (Call 10/01/49)	35	45,606
L3Harris Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	18	19,356
4.85%, 04/27/35 (Call 10/27/34)	25	30,687
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	47	56,426
4.09%, 09/15/52 (Call 03/15/52)	100	128,639
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	100	108,352
3.25%, 01/15/28 (Call 10/15/27)	195	216,120
4.75%, 06/01/43	15	19,492
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	17,094
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 01/04/27)	24	26,801
3.65%, 08/16/23 (Call 07/16/23)	6	6,524
3.95%, 08/16/25 (Call 06/16/25)	110	125,366
4.13%, 11/16/28 (Call 08/16/28)	133	154,402
4.15%, 05/15/45 (Call 11/16/44)	50	59,450
4.63%, 11/16/48 (Call 05/16/48)	100	129,521
Rockwell Collins Inc., 4.80%, 12/15/43 (Call 06/15/43)	23	28,132

		1,499,269

Agriculture — 0.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	27	28,198
2.95%, 05/02/23	100	104,650
5.38%, 01/31/44	36	42,483
5.95%, 02/14/49 (Call 08/14/48)	50	64,317
Archer-Daniels-Midland Co., 4.54%, 03/26/42	20	25,122
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	17	17,885
3.22%, 09/06/26 (Call 07/06/26)	15	15,653
3.46%, 09/06/29 (Call 06/06/29)	22	22,928
3.56%, 08/15/27 (Call 05/15/27)	40	42,113
4.39%, 08/15/37 (Call 02/15/37)	32	33,749
4.76%, 09/06/49 (Call 03/06/49)	15	16,390
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	62	66,734
Philip Morris International Inc., 4.25%, 11/10/44	80	94,274
Reynolds American Inc., 5.70%, 08/15/35 (Call 02/15/35)	70	83,192

		657,688

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	32	25,076
Series 2019-1, Class AA, 3.15%, 08/15/33	56	49,461

Security	Par (000)	Value

Airlines (continued)
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	$10	$8,911

		83,448

Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	50	53,609
3.38%, 03/27/50 (Call 09/27/49)	50	57,934
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	22,104

		133,647

Auto Manufacturers — 0.4%
American Honda Finance Corp.
1.70%, 09/09/21	22	22,163
2.05%, 01/10/23	20	20,367
2.30%, 09/09/26	30	30,566
3.45%, 07/14/23	15	16,021
3.50%, 02/15/28	33	35,588
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	19,840
Daimler Finance North America LLC, 8.50%, 01/18/31	25	35,734
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	33	32,411
5.20%, 04/01/45	100	92,929
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	10	9,997
3.55%, 07/08/22	22	22,009
3.70%, 05/09/23 (Call 03/09/23)	61	60,869
4.20%, 11/06/21	22	22,283
4.35%, 04/09/25 (Call 02/09/25)	52	52,809
Toyota Motor Corp., 3.42%, 07/20/23	48	51,341
Toyota Motor Credit Corp.
2.15%, 09/08/22	90	92,363
2.15%, 02/13/30	50	50,877
3.40%, 09/15/21	36	37,202

		705,369

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	39,018
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	35	33,394
5.25%, 05/15/49 (Call 11/15/48)	15	13,603

		86,015

Banks — 7.8%
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(a)	112	116,433
2.59%, 04/29/31 (Call 04/29/30)(a)	100	102,896
3.00%, 12/20/23 (Call 12/20/22)(a)	317	331,205
3.19%, 07/23/30 (Call 07/23/29)(a)	122	131,376
3.50%, 04/19/26	117	129,776
3.59%, 07/21/28 (Call 07/21/27)(a)	139	152,701
3.82%, 01/20/28 (Call 01/20/27)(a)	120	133,195
3.97%, 03/05/29 (Call 03/05/28)(a)	107	120,572
4.08%, 03/20/51 (Call 03/20/50)(a)	150	178,992
4.20%, 08/26/24	126	138,838
4.45%, 03/03/26	87	97,806
Bank of Montreal
1.90%, 08/27/21	64	65,068
2.50%, 06/28/24	22	23,113
2.90%, 03/26/22	55	57,130
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	25	25,781
2.95%, 01/29/23 (Call 12/29/22)	26	27,505

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 10/30/28 (Call 07/30/28)	$58	$62,515
3.50%, 04/28/23	90	97,002
Bank of Nova Scotia (The), 4.50%, 12/16/25	100	111,755
Barclays PLC, 3.93%, 05/07/25 (Call 05/07/24)(a)	200	212,956
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	309	319,994
2.61%, 07/22/23 (Call 07/22/22)(a)	22	22,622
3.10%, 04/02/24	22	23,327
Citigroup Inc.
3.14%, 01/24/23 (Call 01/24/22)(a)	691	711,212
3.67%, 07/24/28 (Call 07/24/27)(a)	137	149,086
3.70%, 01/12/26	94	103,141
4.28%, 04/24/48 (Call 10/24/47)(a)	65	76,259
4.65%, 07/23/48 (Call 06/23/48)	135	167,222
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	22	22,177
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	39	42,321
Cooperatieve Rabobank UA
3.88%, 02/08/22	73	76,873
5.25%, 05/24/41	64	89,357
Deutsche Bank AG/London, 3.70%, 05/30/24	52	53,190
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	61	67,551
4.30%, 01/16/24 (Call 12/16/23)	95	103,370
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(a)	75	83,262
4.75%, 10/21/45 (Call 04/21/45)	215	266,757
5.25%, 07/27/21	50	52,448
6.75%, 10/01/37	85	118,226
HSBC Holdings PLC
4.00%, 03/30/22	109	114,794
4.95%, 03/31/30	200	235,910
6.50%, 09/15/37	115	154,392
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(a)	100	102,469
2.74%, 10/15/30 (Call 10/15/29)(a)	180	187,178
3.11%, 04/22/51 (Call 04/22/50)(a)	50	51,012
3.54%, 05/01/28 (Call 05/01/27)(a)	245	267,613
3.56%, 04/23/24 (Call 04/23/23)(a)	291	309,563
3.70%, 05/06/30 (Call 05/06/29)(a)	140	155,949
3.90%, 01/23/49 (Call 01/23/48)(a)	155	179,381
3.96%, 11/15/48 (Call 11/15/47)(a)	25	29,070
4.49%, 03/24/31 (Call 03/24/30)(a)	50	59,447
KfW
1.38%, 08/05/24	335	347,985
2.38%, 08/25/21	90	92,326
2.50%, 02/15/22	130	134,883
Landwirtschaftliche Rentenbank, 2.38%, 06/10/25	100	109,214
Lloyds Banking Group PLC, 2.91%, 11/07/23 (Call 11/07/22)(a)	200	205,436
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	10	10,316
2.80%, 07/18/24	200	209,330
3.22%, 03/07/22	8	8,289
3.46%, 03/02/23	10	10,556
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	335	346,996
2.75%, 05/19/22	115	119,256
3.13%, 01/23/23	25	26,333
3.13%, 07/27/26	25	27,128
3.62%, 04/01/31 (Call 04/01/30)(a)	50	55,738
3.75%, 02/25/23	73	78,127

Security	Par (000)	Value

Banks (continued)
3.95%, 04/23/27	$92	$102,717
4.00%, 07/23/25	197	220,075
4.10%, 05/22/23	25	26,807
5.50%, 07/28/21	87	91,607
5.60%, 03/24/51 (Call 03/24/50)(a)	25	36,037
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	46	50,991
3.38%, 08/23/21	10	10,361
3.38%, 05/08/32 (Call 05/08/27)(a)	41	43,089
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	102	111,937
3.45%, 04/23/29 (Call 01/23/29)	101	113,750
Royal Bank of Canada
2.55%, 07/16/24	84	88,528
2.80%, 04/29/22	22	22,932
3.70%, 10/05/23	39	42,412
4.65%, 01/27/26	40	46,262
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	158	173,759
6.10%, 06/10/23	22	23,946
Santander Holdings USA Inc.
3.50%, 06/07/24 (Call 05/07/24)	67	69,608
4.50%, 07/17/25 (Call 04/17/25)	33	35,336
Santander UK PLC, 4.00%, 03/13/24	40	43,650
State Street Corp.
2.65%, 05/15/23 (Call 05/15/22)(a)	22	22,759
3.10%, 05/15/23	192	204,470
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	42	44,254
2.78%, 10/18/22	22	22,857
3.10%, 01/17/23	246	256,804
3.35%, 10/18/27	33	35,370
3.45%, 01/11/27	39	42,176
3.54%, 01/17/28	25	27,281
SVB Financial Group, 3.50%, 01/29/25	141	145,897
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	122,069
Toronto-Dominion Bank (The)
1.80%, 07/13/21	59	59,821
3.25%, 06/11/21	38	39,105
3.25%, 03/11/24	57	61,775
3.50%, 07/19/23	24	26,190
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	315	326,290
3.00%, 02/02/23 (Call 01/02/23)	40	42,145
3.50%, 08/02/22 (Call 08/02/21)(a)	35	36,104
4.05%, 11/03/25 (Call 09/03/25)	37	42,456
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	35	36,163
2.50%, 08/01/24 (Call 07/01/24)	96	101,208
2.75%, 04/01/22 (Call 03/01/22)	22	22,763
3.75%, 12/06/23 (Call 11/06/23)	30	32,865
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	35	36,506
3.60%, 09/11/24 (Call 08/11/24)	20	22,158
Series V, 2.38%, 07/22/26 (Call 06/22/26)	79	84,235
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	260	268,047
3.55%, 09/29/25	145	159,222
4.75%, 12/07/46	167	199,019
4.90%, 11/17/45	22	26,715

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.38%, 11/02/43	$47	$59,890
5.61%, 01/15/44	60	79,178
Westpac Banking Corp.
2.70%, 08/19/26	27	28,960
4.42%, 07/24/39(b)	50	55,938

		12,618,195

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	340	375,261
4.90%, 02/01/46 (Call 08/01/45)	325	376,711
Anheuser-Busch InBev Worldwide Inc.
4.50%, 06/01/50 (Call 12/01/49)	100	111,547
4.60%, 04/15/48 (Call 10/15/47)	25	27,757
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	45	46,450
Coca-Cola Co. (The)
2.55%, 06/01/26	15	16,469
2.90%, 05/25/27	24	26,618
2.95%, 03/25/25	100	110,356
3.20%, 11/01/23	82	89,502
3.30%, 09/01/21	30	31,121
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	22	23,279
3.70%, 12/06/26 (Call 09/06/26)	79	87,079
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	44	46,234
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	15	16,366
4.60%, 05/25/28 (Call 02/25/28)	50	59,359
5.09%, 05/25/48 (Call 11/25/47)	25	32,577
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	17	17,173
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	100	106,835
2.63%, 07/29/29 (Call 04/29/29)	56	61,332
3.00%, 10/15/27 (Call 07/15/27)	35	39,269
3.38%, 07/29/49 (Call 01/29/49)	115	131,570
3.60%, 03/01/24 (Call 12/01/23)	44	48,600

		1,881,465

Biotechnology — 0.5%
Amgen Inc.
2.30%, 02/25/31 (Call 11/25/30)	50	51,625
2.45%, 02/21/30 (Call 11/21/29)	50	52,427
2.60%, 08/19/26 (Call 05/19/26)	75	80,217
3.13%, 05/01/25 (Call 02/01/25)	155	169,339
3.38%, 02/21/50 (Call 08/21/49)	50	53,727
4.66%, 06/15/51 (Call 12/15/50)	44	57,482
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	15	20,769
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	15	17,208
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	35	36,910
3.65%, 03/01/26 (Call 12/01/25)	100	112,478
3.70%, 04/01/24 (Call 01/01/24)	45	49,788
4.00%, 09/01/36 (Call 03/01/36)	20	24,523
4.60%, 09/01/35 (Call 03/01/35)	33	43,312
4.75%, 03/01/46 (Call 09/01/45)	25	33,434
4.80%, 04/01/44 (Call 10/01/43)	39	51,618

		854,857

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	25,004

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	$22	$25,136
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27) .	30	32,449
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	21,792
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	25	23,692

		128,073

Chemicals — 0.7%
Air Products & Chemicals Inc., 2.75%, 02/03/23	25	26,279
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	100	103,658
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	32	33,804
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	20	20,527
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24) .	25	26,098
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	100	104,697
3.50%, 10/01/24 (Call 07/01/24)	60	63,559
4.25%, 10/01/34 (Call 04/01/34)	40	43,844
4.80%, 05/15/49 (Call 11/15/48)(b)	15	17,493
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	28	30,396
5.32%, 11/15/38 (Call 05/15/38)	55	69,419
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	100	106,447
4.65%, 10/15/44 (Call 04/15/44)	15	16,489
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	100	103,610
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	19	21,327
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	26	29,664
5.25%, 07/15/43	30	35,376
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	22	22,414
4.05%, 11/15/27 (Call 08/15/27)	38	38,825
4.25%, 11/15/23 (Call 08/15/23)	22	22,634
Nutrien Ltd.
4.00%, 12/15/26 (Call 09/15/26)	58	64,338
4.90%, 06/01/43 (Call 12/01/42)	50	57,783
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	25	28,327
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	15	14,307
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	39	46,293
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	22	21,735

		1,169,343

Commercial Services — 0.4%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	21	23,691
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	42	44,277
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	17	17,784
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	38	43,115
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	50	55,089
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	55	68,979
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	100	102,451
2.20%, 09/26/22	10	10,329
2.30%, 06/01/30 (Call 03/01/30)	50	51,734
2.40%, 10/01/24 (Call 09/01/24)	27	28,598
2.85%, 10/01/29 (Call 05/01/29)	19	20,607
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	29	32,973

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	$30	$34,203
University of Southern California, 3.03%, 10/01/39	26	28,028
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	42	48,206

		610,064

Computers — 0.8%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	8	8,109
2.15%, 02/09/22	52	53,599
2.40%, 01/13/23 (Call 12/13/22)	13	13,645
3.85%, 05/04/43	52	63,918
4.25%, 02/09/47 (Call 08/09/46)	100	129,822
4.65%, 02/23/46 (Call 08/23/45)	100	137,657
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(c)	63	64,185
5.45%, 06/15/23 (Call 04/15/23)(c)	61	65,182
6.02%, 06/15/26 (Call 03/15/26)(c)	100	113,142
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	57	58,736
4.75%, 04/15/27 (Call 01/15/27)	23	23,954
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	20	22,491
6.35%, 10/15/45 (Call 04/15/45)	25	29,250
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	100	101,291
3.38%, 08/01/23	100	108,217
3.50%, 05/15/29	235	268,069
Seagate HDD Cayman
4.75%, 01/01/25	35	37,177
5.75%, 12/01/34 (Call 06/01/34)	16	16,912

		1,315,356

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The)
2.15%, 08/11/22	15	15,608
2.30%, 02/06/22	44	45,544
2.70%, 02/02/26	20	22,149
3.10%, 08/15/23	69	75,544
3.60%, 03/25/50	50	62,787
Unilever Capital Corp., 5.90%, 11/15/32	31	44,613

		266,245

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	30	36,738

Diversified Financial Services — 1.2%
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	58	51,208
Aircastle Ltd., 5.50%, 02/15/22	70	65,491
American Express Co.
3.40%, 02/22/24 (Call 01/22/24)	22	23,850
3.63%, 12/05/24 (Call 11/04/24)	15	16,414
3.70%, 08/03/23 (Call 07/03/23)	31	33,460
4.05%, 12/03/42	58	68,213
4.20%, 11/06/25 (Call 10/06/25)	44	50,702
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	15	15,869
4.00%, 04/01/24 (Call 02/01/24)	17	18,140
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	101	105,249
3.30%, 10/30/24 (Call 09/30/24)	116	121,350
4.75%, 07/15/21	38	39,539
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	50	55,074

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	$88	$92,508
3.20%, 01/25/28 (Call 10/25/27)	37	40,505
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	54	79,613
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	38,813
3.85%, 11/21/22	22	22,742
3.95%, 11/06/24 (Call 08/06/24)	83	88,389
Franklin Resources Inc., 2.85%, 03/30/25	90	95,980
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	215	214,288
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	50	61,640
International Lease Finance Corp., 5.88%, 08/15/22	22	22,282
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	33	35,367
Lazard Group LLC, 3.75%, 02/13/25	30	32,004
Legg Mason Inc., 5.63%, 01/15/44	25	30,032
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	64	71,836
3.80%, 11/21/46 (Call 05/21/46)	25	31,208
Raymond James Financial Inc., 3.63%, 09/15/26	24	25,843
Stifel Financial Corp., 4.25%, 07/18/24	22	23,016
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	122	120,423
4.50%, 07/23/25 (Call 04/24/25)	84	84,643
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	65	80,527
4.30%, 12/14/45 (Call 06/14/45)	21	27,753

		1,983,971

Electric — 2.7%
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	24	26,454
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	100	103,872
4.35%, 11/15/45 (Call 05/15/45)	15	17,598
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	27	28,998
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	15	16,218
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	80	86,370
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	51	61,825
4.63%, 12/01/54 (Call 06/01/54)	35	43,736
Series 08-B, 6.75%, 04/01/38	15	22,178
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	31	38,611
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	25	27,241
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	209	236,521
DTE Electric Co., 3.70%, 06/01/46 (Call 12/01/45)	25	28,373
DTE Energy Co.
3.80%, 03/15/27 (Call 12/15/26)	40	43,167
Series D, 3.70%, 08/01/23 (Call 07/01/23)	66	70,682
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	22	23,412
2.50%, 03/15/23 (Call 01/15/23)	47	49,227
3.88%, 03/15/46 (Call 09/15/45)	10	11,840
5.30%, 02/15/40	13	17,640
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	28	29,019
3.75%, 09/01/46 (Call 03/01/46)	67	74,186
Duke Energy Florida LLC, 6.35%, 09/15/37	165	241,636
Duke Energy Indiana LLC, 6.45%, 04/01/39	10	14,638

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC, 3.60%, 09/15/47 (Call 03/15/47)	$10	$11,332
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	15	15,631
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	15,862
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	25	30,975
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	20	21,476
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	15	16,745
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	25	30,253
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	35	36,561
Series K, 2.75%, 03/15/22 (Call 02/15/22)	22	22,699
Series N, 3.80%, 12/01/23 (Call 11/01/23)	167	181,384
Exelon Corp., 4.45%, 04/15/46 (Call 10/15/45)	163	192,553
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	40	44,699
Series B, 4.25%, 03/15/23 (Call 12/15/22)	22	23,713
Series C, 4.85%, 07/15/47 (Call 01/15/47)	49	61,761
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	50	52,850
3.15%, 10/01/49 (Call 04/01/49)	100	112,329
4.05%, 06/01/42 (Call 12/01/41)	6	7,336
4.05%, 10/01/44 (Call 04/01/44)	10	12,418
4.13%, 06/01/48 (Call 12/01/47)	15	19,480
5.69%, 03/01/40	10	14,790
Georgia Power Co.
4.30%, 03/15/42	25	28,907
Series A, 2.20%, 09/15/24 (Call 08/15/24)	45	46,976
Interstate Power & Light Co., 3.50%, 09/30/49 (Call 03/30/49)	52	55,589
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	10	13,105
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	40	44,312
4.25%, 05/01/46 (Call 11/01/45)	25	31,069
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/28 (Call 11/07/27)	34	37,875
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	40	40,891
3.15%, 04/01/24 (Call 03/01/24)	25	26,814
3.50%, 04/01/29 (Call 01/01/29)	47	52,764
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	104	123,996
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	17,230
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	35	41,895
3.80%, 06/01/49 (Call 12/01/48)	25	29,936
4.55%, 12/01/41 (Call 06/01/41)	34	43,515
PacifiCorp
4.15%, 02/15/50 (Call 08/15/49)	100	123,570
6.00%, 01/15/39	60	85,036
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	100	123,904
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	111	119,548
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	24	27,667
4.05%, 09/15/49 (Call 03/15/49)	50	61,387
Public Service Electric & Gas Co., 3.20%, 05/15/29
(Call 02/15/29)	17	18,987
Public Service Enterprise Group Inc., 2.88%, 06/15/24
(Call 05/15/24)	50	53,081
Sempra Energy, 4.00%, 02/01/48 (Call 08/01/47)	60	66,895
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	45	52,277
Series A, 4.20%, 03/01/29 (Call 12/01/28)	135	153,535

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	$61	$64,419
3.25%, 07/01/26 (Call 04/01/26)	144	158,388
4.40%, 07/01/46 (Call 01/01/46)	70	82,839
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	17	18,188
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	35	37,286
3.50%, 04/15/24 (Call 01/15/24)	15	16,205
3.90%, 09/15/42 (Call 03/15/42)	25	29,039
Virginia Electric & Power Co.
Series B, 3.80%, 09/15/47 (Call 03/15/47)	100	117,764
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	18,141
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	55	58,736
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	47	51,100

		4,411,155

Electronics — 0.3%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	54	57,116
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	45	47,037
4.50%, 03/01/23 (Call 12/01/22)	40	42,205
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	15	16,235
5.00%, 02/15/23	45	47,328
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	55	58,525
Honeywell International Inc., 5.70%, 03/15/37	50	69,866
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	43	44,404
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	17	19,382
Legrand France SA, 8.50%, 02/15/25	15	20,058
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	17	19,733
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	19	20,308

		462,197

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	25	25,224
3.95%, 05/15/28 (Call 02/15/28)	26	29,837
Waste Management Inc., 2.95%, 06/15/24 (Call 05/15/24)	83	88,746

		143,807

Food — 0.5%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	33	35,171
3.95%, 03/15/25 (Call 01/15/25)	22	24,424
4.15%, 03/15/28 (Call 12/15/27)	25	28,574
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	53	55,492
4.85%, 11/01/28 (Call 08/01/28)	88	104,173
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17	17,506
3.70%, 10/17/23 (Call 09/17/23)	22	23,961
4.70%, 04/17/48 (Call 10/17/47)	48	63,467
Hershey Co. (The), 3.13%, 11/15/49 (Call 05/15/49)	25	27,368
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	15	16,129
JM Smucker Co. (The), 3.50%, 03/15/25	52	57,143
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	50	57,589
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	25	27,534
4.45%, 02/01/47 (Call 08/01/46)	25	30,014
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	22	23,665

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	$9	$9,097
3.30%, 07/15/26 (Call 04/15/26)	70	72,167
4.85%, 10/01/45 (Call 04/01/45)	22	23,072
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	60	75,984
5.15%, 08/15/44 (Call 02/15/44)	25	31,557

		804,087

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	15	15,628
5.50%, 01/17/27	21	21,819
Georgia-Pacific LLC, 8.00%, 01/15/24	39	48,070
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	33	34,998
4.35%, 08/15/48 (Call 02/15/48)	39	44,268
4.40%, 08/15/47 (Call 02/15/47)	30	33,550
4.80%, 06/15/44 (Call 12/15/43)	10	11,421
7.30%, 11/15/39	10	14,132

		223,886

Gas — 0.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	30	33,373
4.15%, 01/15/43 (Call 07/15/42)	25	29,714
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44 (Call 06/15/44)	15	16,311
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	22	21,936
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	69	81,902
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	18,174
Southern California Gas Co., Series WW, 3.95%, 02/15/50 (Call 08/15/49)	25	30,073

		231,483

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	25	25,209
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	50	51,174

		76,383

Health Care – Products — 0.6%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	23	26,885
4.75%, 11/30/36 (Call 05/30/36)	37	48,812
4.90%, 11/30/46 (Call 05/30/46)	100	141,130
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	10	10,137
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	50	56,500
4.55%, 03/01/39 (Call 09/01/38)	24	29,045
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	35	38,925
Koninklijke Philips NV, 5.00%, 03/15/42	29	36,175
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	22	23,212
3.50%, 03/15/25	197	222,974
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	33,993
4.38%, 05/15/44 (Call 12/15/43)	35	42,929
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	56,078
3.65%, 12/15/25 (Call 09/09/25)	57	63,646

Security	Par (000)	Value

Health Care – Products (continued)
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	$15	$15,475
3.55%, 04/01/25 (Call 01/01/25)	55	59,211

		905,127

Health Care – Services — 0.9%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	22	22,802
4.75%, 03/15/44 (Call 09/15/43)	25	30,002
6.75%, 12/15/37	15	20,720
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)	50	51,175
4.10%, 03/01/28 (Call 12/01/27)	50	58,070
4.38%, 12/01/47 (Call 06/01/47)	50	60,753
CommonSpirit Health
4.19%, 10/01/49 (Call 04/01/49)	22	21,692
4.35%, 11/01/42	35	34,724
HCA Inc.
5.00%, 03/15/24	64	70,445
5.25%, 06/15/26 (Call 12/15/25)	51	58,010
5.25%, 06/15/49 (Call 12/15/48)	50	58,931
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	15	16,383
3.95%, 08/15/49 (Call 02/15/49)	50	57,956
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	20	24,547
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	50	52,669
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	18,627
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	48	55,091
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	15	15,816
2.88%, 03/15/22 (Call 12/15/21)	115	119,156
3.15%, 06/15/21	10	10,288
3.50%, 06/15/23	218	236,840
3.50%, 02/15/24	52	57,062
3.85%, 06/15/28	73	86,985
4.25%, 04/15/47 (Call 10/15/46)	15	18,859
4.75%, 07/15/45	48	64,007
5.80%, 03/15/36	40	55,967
6.88%, 02/15/38	44	69,018

		1,446,595

Holding Companies – Diversified — 0.0%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	41	40,131

Home Furnishings — 0.0%
Whirlpool Corp.
4.75%, 02/26/29 (Call 11/26/28)	33	37,276
4.85%, 06/15/21	22	22,726

		60,002

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	26,253
3.90%, 05/15/28 (Call 02/15/28)	15	17,517
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	24	27,307
3.95%, 11/01/28 (Call 08/01/28)	25	29,873

		100,950

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.1%
Aflac Inc.
3.63%, 06/15/23	$88	$95,673
3.63%, 11/15/24	26	29,036
Allstate Corp. (The), 4.50%, 06/15/43	40	49,931
American International Group Inc., 4.38%, 01/15/55 (Call 07/15/54)	105	113,463
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	49	54,908
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	15	16,502
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	36,237
AXA SA, 8.60%, 12/15/30	22	31,134
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	15	15,699
Berkshire Hathaway Finance Corp.
4.25%, 01/15/49 (Call 07/15/48)	25	31,378
4.40%, 05/15/42	48	59,941
Berkshire Hathaway Inc., 3.40%, 01/31/22	50	52,631
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	33	32,477
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	47	49,306
3.35%, 05/03/26 (Call 02/03/26)	47	52,526
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	35	38,336
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	75	80,740
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	55	55,697
Hartford Financial Services Group Inc. (The), 4.40%, 03/15/48 (Call 09/15/47)	25	28,827
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	40	43,088
4.20%, 03/15/22	20	21,029
7.00%, 06/15/40	25	34,629
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	26,188
Manulife Financial Corp., 4.15%, 03/04/26	41	46,669
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	35	37,742
3.75%, 03/14/26 (Call 12/14/25)	25	27,886
4.90%, 03/15/49 (Call 09/15/48)	25	33,464
MetLife Inc.
4.05%, 03/01/45	29	33,179
4.13%, 08/13/42	56	64,389
4.60%, 05/13/46 (Call 12/13/45)	15	18,260
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	30,367
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	16,151
Principal Financial Group Inc., 4.63%, 09/15/42	25	29,514
Progressive Corp. (The)
3.70%, 01/26/45	25	29,434
3.75%, 08/23/21	15	15,533
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	160	180,517
5.38%, 05/15/45 (Call 05/15/25)(a)	99	101,981
Reinsurance Group of America Inc., 5.00%, 06/01/21	10	10,379
Travelers Companies Inc. (The), 4.10%, 03/04/49 (Call 09/04/48)	65	81,158
Willis North America Inc., 3.88%, 09/15/49 (Call 03/15/49)	40	43,290

		1,849,289

Internet — 0.3%
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	28	31,828
4.05%, 08/22/47 (Call 02/22/47)	100	131,790
4.25%, 08/22/57 (Call 02/22/57)	15	20,712
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	22	22,836

Security	Par (000)	Value

Internet (continued)
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	$30	$30,941
2.75%, 01/30/23 (Call 12/30/22)	89	92,763
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	48	44,250
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	88	97,026

		472,146

Iron & Steel — 0.1%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	85	92,244
Vale Overseas Ltd., 6.88%, 11/21/36	8	10,008

		102,252

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(b)	20	20,223

Lodging — 0.0%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	17	16,446
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	55	53,813

		70,259

Machinery — 0.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	81	93,373
Caterpillar Financial Services Corp.
1.70%, 08/09/21	210	212,940
2.40%, 06/06/22	35	36,193
2.95%, 02/26/22	10	10,388
3.15%, 09/07/21	14	14,447
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	69	76,312
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	15	15,554
2.88%, 09/07/49 (Call 03/07/49)	25	26,115
John Deere Capital Corp.
1.95%, 06/13/22	33	33,971
2.15%, 09/08/22	39	40,369
2.25%, 09/14/26	25	26,523
2.30%, 06/07/21	15	15,284
2.95%, 04/01/22	34	35,484
3.45%, 03/13/25	62	69,382
3.90%, 07/12/21	14	14,510
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	15	15,755
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)(c)	25	25,254
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	25	25,004

		786,858

Manufacturing — 0.4%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	20	20,885
4.00%, 09/14/48 (Call 03/14/48)	76	94,025
Eaton Corp.
4.00%, 11/02/32	15	16,998
4.15%, 11/02/42	49	57,736
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	100	98,841
6.88%, 01/10/39	50	60,146
Illinois Tool Works Inc., 4.88%, 09/15/41 (Call 03/15/41)	15	19,514
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	19	20,520
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/29 (Call 12/21/28)	17	18,769
4.65%, 11/01/44 (Call 05/01/44)	15	17,204
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	61,692
3.30%, 11/21/24 (Call 08/21/24)	61	65,380

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.20%, 11/21/34 (Call 05/21/34)	$17	$19,939
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	66	69,779

		641,428

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	72	79,811
4.80%, 03/01/50 (Call 09/01/49)	200	223,072
4.91%, 07/23/25 (Call 04/23/25)	120	137,100
Comcast Corp.
3.97%, 11/01/47 (Call 05/01/47)	230	271,828
4.05%, 11/01/52 (Call 05/01/52)	105	126,400
4.95%, 10/15/58 (Call 04/15/58)	10	14,050
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	45	46,786
3.95%, 03/20/28 (Call 12/20/27)	78	84,055
5.30%, 05/15/49 (Call 11/15/48)	25	28,185
NBCUniversal Media LLC, 4.45%, 01/15/43	165	202,651
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	50	51,200
Time Warner Entertainment Co. LP
8.38%, 03/15/23	42	49,451
8.38%, 07/15/33	112	163,349
TWDC Enterprises 18 Corp., 3.70%, 12/01/42	20	22,051
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	75	74,180
3.38%, 02/15/28 (Call 12/15/27)	19	19,079
3.50%, 01/15/25 (Call 10/15/24)	31	32,379
3.70%, 08/15/24 (Call 05/15/24)	94	99,342
3.88%, 04/01/24 (Call 01/01/24)	24	25,358
5.85%, 09/01/43 (Call 03/01/43)	29	31,292
7.88%, 07/30/30	20	27,063
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	30	30,852
2.00%, 09/01/29 (Call 06/01/29)	30	30,403
2.75%, 09/01/49 (Call 03/01/49)	141	136,997
3.70%, 09/15/24 (Call 06/15/24)	27	29,964
4.75%, 09/15/44 (Call 03/15/44)	15	18,890

		2,055,788

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	35	36,495
3.25%, 06/15/25 (Call 03/15/25)	30	33,027
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	15	15,574

		85,096

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	15	20,807
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	22	22,828
5.00%, 09/30/43	36	49,925
Newmont Corp.
3.70%, 03/15/23 (Call 12/15/22)	6	6,199
5.45%, 06/09/44 (Call 12/09/43)	50	65,982
Southern Copper Corp.
3.88%, 04/23/25	15	15,987
5.88%, 04/23/45	25	30,014
6.75%, 04/16/40	15	19,433
Teck Resources Ltd., 6.13%, 10/01/35	30	31,202

		262,377

Security	Par (000)	Value

Oil & Gas — 1.8%
BP Capital Markets America Inc.
2.94%, 04/06/23	$200	$211,694
3.25%, 05/06/22	39	40,801
3.94%, 09/21/28 (Call 06/21/28)	30	34,160
BP Capital Markets PLC, 3.81%, 02/10/24	202	220,471
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	75	78,891
4.95%, 06/01/47 (Call 12/01/46)	25	26,403
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	77	80,285
2.90%, 03/03/24 (Call 01/03/24)	38	40,949
3.19%, 06/24/23 (Call 03/24/23)	25	26,849
3.33%, 11/17/25 (Call 08/17/25)	20	22,442
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	38	37,022
4.38%, 06/01/24 (Call 03/01/24)	20	20,243
ConocoPhillips, 6.50%, 02/01/39	35	50,967
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	82	98,501
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	22,063
Ecopetrol SA, 5.88%, 05/28/45	80	83,465
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	23	26,754
Equinor ASA
2.88%, 04/06/25 (Call 03/06/25)	100	107,784
3.15%, 01/23/22	210	217,856
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	37	39,128
3.04%, 03/01/26 (Call 12/01/25)	62	68,480
3.10%, 08/16/49 (Call 02/16/49)	26	26,864
3.45%, 04/15/51 (Call 10/15/50)	19	20,922
3.48%, 03/19/30 (Call 12/19/29)	50	56,624
4.11%, 03/01/46 (Call 09/01/45)	25	30,169
4.33%, 03/19/50 (Call 09/19/49)	81	100,654
Hess Corp., 5.60%, 02/15/41	10	9,922
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,213
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	25	23,601
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	200	221,122
4.75%, 12/15/23 (Call 10/15/23)	40	43,353
4.75%, 09/15/44 (Call 03/15/44)	24	23,958
Nexen Inc., 6.40%, 05/15/37	35	49,571
Noble Energy Inc., 5.05%, 11/15/44 (Call 05/15/44)	41	35,081
Ovintiv Inc., 7.38%, 11/01/31	15	12,247
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	30,335
4.88%, 11/15/44 (Call 05/15/44)	50	61,868
Shell International Finance BV
1.75%, 09/12/21	10	10,141
3.75%, 09/12/46	150	168,565
4.55%, 08/12/43	62	76,888
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	37	39,049
4.00%, 11/15/47 (Call 05/15/47)	19	19,434
Total Capital Canada Ltd., 2.75%, 07/15/23	25	26,448
Total Capital International SA
3.70%, 01/15/24	33	36,251
3.75%, 04/10/24	60	66,346
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	50	53,208
4.00%, 04/01/29 (Call 01/01/29)	55	60,538

		2,874,580

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	$30	$29,978
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	50	46,512
3.80%, 11/15/25 (Call 08/15/25)	15	15,787
4.85%, 11/15/35 (Call 05/15/35)	25	25,009
5.00%, 11/15/45 (Call 05/15/45)	18	17,737
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	45	44,096
3.95%, 12/01/42 (Call 06/01/42)	15	11,574
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23).	18	19,016

		209,709

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	26	27,661
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	60	68,136

		95,797

Pharmaceuticals — 2.6%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	50	52,518
3.20%, 11/21/29 (Call 08/21/29)(c)	100	108,066
3.25%, 10/01/22 (Call 07/01/22)(c)	150	156,928
3.45%, 03/15/22 (Call 01/15/22)(c)	91	94,638
3.80%, 03/15/25 (Call 12/15/24)(c)	75	82,698
3.85%, 06/15/24 (Call 03/15/24)(c)	44	48,072
4.25%, 11/21/49 (Call 05/21/49)(c)	235	269,820
4.55%, 03/15/35 (Call 09/15/34)(c)	60	70,077
4.75%, 03/15/45 (Call 09/15/44)(c)	45	53,817
AstraZeneca PLC
3.38%, 11/16/25	80	89,359
3.50%, 08/17/23 (Call 07/17/23)	25	27,065
4.00%, 01/17/29 (Call 10/17/28)	22	26,006
4.38%, 08/17/48 (Call 02/17/48)	38	51,005
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	150	165,175
4.67%, 06/06/47 (Call 12/06/46)	100	124,526
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (Call 04/26/29)(c)	22	25,203
3.63%, 05/15/24 (Call 02/15/24)(c)	100	109,885
4.25%, 10/26/49 (Call 04/26/49)(c)	141	185,848
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	77	81,130
4.37%, 06/15/47 (Call 12/15/46)	23	24,471
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)(c)	94	103,139
3.40%, 03/15/50 (Call 09/15/49)	75	80,747
4.38%, 10/15/28 (Call 07/15/28)	101	118,506
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	111	115,676
5.05%, 03/25/48 (Call 09/25/47)	78	100,106
5.13%, 07/20/45 (Call 01/20/45)	164	207,657
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	50	65,889
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	75	113,491
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	65	76,261
3.70%, 03/01/46 (Call 09/01/45)	88	108,848
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	33	35,960
3.95%, 02/16/28 (Call 11/16/27)	23	26,204
4.88%, 03/15/44 (Call 09/15/43)	23	27,531

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 5.90%, 11/01/39	$15	$20,656
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	35	38,243
2.80%, 05/18/23	55	58,688
2.90%, 03/07/24 (Call 02/07/24)	22	23,802
4.00%, 03/07/49 (Call 09/07/48)	75	96,530
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	25	28,304
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	27,329
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	55	56,956
3.00%, 11/20/25 (Call 08/20/25)	25	27,798
4.00%, 11/20/45 (Call 05/20/45)	23	29,043
4.40%, 05/06/44	50	66,649
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	100	100,463
2.70%, 05/28/50 (Call 11/28/49)	50	50,616
2.95%, 03/15/24 (Call 02/15/24)	22	23,917
3.00%, 06/15/23	24	25,801
3.20%, 09/15/23 (Call 08/15/23)	13	14,092
3.40%, 05/15/24	26	28,820
4.13%, 12/15/46	11	13,883
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	100	101,941
2.88%, 09/23/23 (Call 07/23/23)	80	84,448
3.20%, 09/23/26 (Call 06/23/26)	78	85,993
Wyeth LLC, 5.95%, 04/01/37	25	36,017
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	22	24,015
3.25%, 02/01/23 (Call 11/01/22)	120	126,167
3.90%, 08/20/28 (Call 05/20/28)	22	25,553

		4,242,046

Pipelines — 1.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	41	40,542
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25).	22	24,695
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45) .	15	20,614
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	50	51,500
3.70%, 07/15/27 (Call 04/15/27)	49	52,351
Energy Transfer Operating LP
5.00%, 05/15/50 (Call 11/15/49)	75	71,337
5.15%, 03/15/45 (Call 09/15/44)	10	9,555
6.25%, 04/15/49 (Call 10/15/48)	80	86,944
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	53,100
3.90%, 02/15/24 (Call 11/15/23)	100	108,867
3.95%, 02/15/27 (Call 11/15/26)	108	120,433
4.25%, 02/15/48 (Call 08/15/47)	125	133,555
4.45%, 02/15/43 (Call 08/15/42)	25	27,031
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	25	29,562
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)	50	56,379
5.05%, 02/15/46 (Call 08/15/45)	43	49,505
5.20%, 03/01/48 (Call 09/01/47)	50	59,990
5.55%, 06/01/45 (Call 12/01/44)	41	50,414
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	20	20,210
MPLX LP, 5.50%, 02/15/49 (Call 08/15/48)	50	56,648
ONEOK Inc., 4.50%, 03/15/50 (Call 09/15/49)	50	45,575
ONEOK Partners LP, 6.85%, 10/15/37	20	21,421
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	34	34,721

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	$25	$25,412
4.90%, 02/15/45 (Call 08/15/44)	22	20,334
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	51	54,228
5.63%, 03/01/25 (Call 12/01/24)	59	65,662
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	80	79,831
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	113,602
5.10%, 03/15/49 (Call 09/15/48)	25	32,015
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(a)	15	14,619
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	103	112,946
7.85%, 02/01/26 (Call 11/01/25)	100	126,978
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	50	52,473

		1,923,049

Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	21,469

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc., 2.75%, 12/15/29 (Call 09/15/29)	15	15,436
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	25	24,604
American Tower Corp.
2.25%, 01/15/22	60	61,317
2.90%, 01/15/30 (Call 10/15/29)	50	52,799
3.50%, 01/31/23	38	40,458
4.00%, 06/01/25 (Call 03/01/25)	27	30,241
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	50	50,906
3.35%, 05/15/27 (Call 02/15/27)	25	26,964
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	28	28,439
3.85%, 02/01/23 (Call 11/01/22)	22	23,391
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	17	16,408
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	95	101,655
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	65	65,257
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	40	43,985
3.70%, 06/15/26 (Call 03/15/26)	50	54,883
5.20%, 02/15/49 (Call 08/15/48)	26	34,246
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	44	49,178
3.95%, 07/01/22 (Call 05/01/22)	22	23,148
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	25	23,536
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	25	25,865
4.50%, 07/01/44 (Call 01/01/44)	15	18,798
4.50%, 06/01/45 (Call 12/01/44)	15	18,540
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	40	45,729
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	31	31,160
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	15,096

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	$34	$31,960
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	29	30,183
3.88%, 08/15/24 (Call 05/15/24)	35	37,088
6.75%, 02/01/41 (Call 08/01/40)	18	23,384
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	15	14,855
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	25	25,659
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	26	26,140
3.30%, 02/01/25 (Call 12/01/24)	32	32,416
3.70%, 10/01/49 (Call 04/01/49)	26	21,260
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	15	13,691
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	15	14,791
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	186	205,567
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	25	29,885
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	10	10,051
3.38%, 10/01/24 (Call 07/01/24)	64	65,293
3.38%, 06/15/27 (Call 03/15/27)	57	56,538
3.38%, 12/01/27 (Call 09/01/27)	22	21,649
6.75%, 02/01/40 (Call 11/01/39)	15	19,181
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	25	25,527
Ventas Realty LP, 3.00%, 01/15/30 (Call 10/15/29)	97	89,722
Welltower Inc.
4.13%, 03/15/29 (Call 09/15/28)	48	49,488
4.50%, 01/15/24 (Call 10/15/23)	136	142,308
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	15	15,458
7.38%, 03/15/32	25	33,072

		1,957,205

Retail — 1.3%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	44	46,105
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	47	50,872
3.00%, 05/18/27 (Call 02/18/27)	53	60,657
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	25,078
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	56,311
Home Depot Inc. (The)
2.95%, 06/15/29 (Call 03/15/29)	92	101,963
3.00%, 04/01/26 (Call 01/01/26)	27	30,248
3.25%, 03/01/22	85	89,335
3.35%, 04/15/50 (Call 10/15/49)	50	56,463
4.20%, 04/01/43 (Call 10/01/42)	15	18,382
4.50%, 12/06/48 (Call 06/06/48)	80	105,801
5.88%, 12/16/36	15	21,740
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	66	68,672
3.80%, 11/15/21 (Call 08/15/21)	50	51,985
4.05%, 05/03/47 (Call 11/03/46)	52	60,045
4.55%, 04/05/49 (Call 10/05/48)	100	124,617
McDonald’s Corp.
3.35%, 04/01/23 (Call 03/01/23)	45	48,363
3.50%, 03/01/27 (Call 12/01/26)	60	66,685
3.60%, 07/01/30 (Call 04/01/30)	50	56,575
3.63%, 09/01/49 (Call 03/01/49)	40	43,642
3.80%, 04/01/28 (Call 01/01/28)	32	36,669
4.20%, 04/01/50 (Call 10/01/49)	50	59,560

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.60%, 05/26/45 (Call 11/26/44)	$15	$18,281
4.88%, 12/09/45 (Call 06/09/45)	15	18,992
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	15	14,674
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	30	33,355
Starbucks Corp., 4.50%, 11/15/48 (Call 05/15/48)	50	57,863
Target Corp.
3.38%, 04/15/29 (Call 01/15/29)	100	114,370
4.00%, 07/01/42	40	49,811
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	20	20,849
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	22	23,275
3.80%, 11/18/24 (Call 08/18/24)(b)	35	37,668
4.80%, 11/18/44 (Call 05/18/44)	25	26,353
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	100	110,753
3.13%, 06/23/21	10	10,284
3.55%, 06/26/25 (Call 04/26/25)	72	81,225
3.70%, 06/26/28 (Call 03/26/28)	22	26,030
4.05%, 06/29/48 (Call 12/29/47)	25	32,087
5.25%, 09/01/35	28	40,160
5.63%, 04/15/41	30	45,031
6.20%, 04/15/38	40	61,161

		2,101,990

Semiconductors — 0.9%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	125	138,312
3.90%, 12/15/25 (Call 09/15/25)	22	24,398
Applied Materials Inc., 5.10%, 10/01/35 (Call 04/01/35)	40	55,180
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	134	140,739
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(c)	50	51,891
3.63%, 10/15/24 (Call 09/15/24)(c)	45	47,749
4.15%, 11/15/30 (Call 08/15/30)(c)	50	52,372
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	55	64,631
4.10%, 05/11/47 (Call 11/11/46)	120	148,903
4.75%, 03/25/50 (Call 09/25/49)	25	34,465
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	41	47,395
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	22	22,478
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	35	39,531
NVIDIA Corp., 3.50%, 04/01/50 (Call 10/01/49)	75	86,204
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	100	114,855
QUALCOMM Inc.
3.00%, 05/20/22	25	26,230
3.25%, 05/20/27 (Call 02/20/27)	30	33,417
3.45%, 05/20/25 (Call 02/20/25)	56	62,293
4.80%, 05/20/45 (Call 11/20/44)	70	89,237
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	27	35,471
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	50	50,883

		1,366,634

Software — 1.3%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	93	103,158
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	22	24,393
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	29	31,765
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	100	103,260
3.50%, 10/01/22 (Call 07/01/22)	58	61,175

Security	Par (000)	Value

Software (continued)
3.80%, 10/01/23 (Call 09/01/23)	$38	$41,371
4.40%, 07/01/49 (Call 01/01/49)	25	30,430
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	40	41,952
2.40%, 02/06/22 (Call 01/06/22)	46	47,575
2.70%, 02/12/25 (Call 11/12/24)	73	79,817
3.30%, 02/06/27 (Call 11/06/26)	48	55,186
3.50%, 11/15/42	87	104,428
3.70%, 08/08/46 (Call 02/08/46)	100	124,026
4.50%, 02/06/57 (Call 08/06/56)	115	166,618
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	45	45,787
2.40%, 09/15/23 (Call 07/15/23)	61	64,289
2.50%, 10/15/22	42	43,944
2.50%, 04/01/25 (Call 03/01/25)	25	26,665
2.63%, 02/15/23 (Call 01/15/23)	76	79,995
2.65%, 07/15/26 (Call 04/15/26)	75	81,091
2.80%, 07/08/21	8	8,204
2.95%, 11/15/24 (Call 09/15/24)	70	76,068
2.95%, 05/15/25 (Call 02/15/25)	31	33,748
3.25%, 11/15/27 (Call 08/15/27)	16	17,893
3.25%, 05/15/30 (Call 02/15/30)	50	56,590
3.60%, 04/01/50 (Call 10/01/49)	50	55,716
3.90%, 05/15/35 (Call 11/15/34)	100	118,667
4.13%, 05/15/45 (Call 11/15/44)	45	53,033
4.30%, 07/08/34 (Call 01/08/34)	30	36,820
4.50%, 07/08/44 (Call 01/08/44)	26	32,326
5.38%, 07/15/40	107	145,474
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	37	38,147

		2,029,611

Telecommunications — 1.9%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	100	101,570
2.75%, 06/01/31 (Call 03/01/31)	200	202,418
3.40%, 05/15/25 (Call 02/15/25)	238	256,771
4.35%, 06/15/45 (Call 12/15/44)	102	112,734
4.50%, 03/09/48 (Call 09/09/47)	130	147,983
4.75%, 05/15/46 (Call 11/15/45)	168	194,594
4.80%, 06/15/44 (Call 12/15/43)	25	29,049
5.35%, 09/01/40	23	28,715
5.45%, 03/01/47 (Call 09/01/46)	25	31,559
Bell Canada Inc., 4.30%, 07/29/49 (Call 01/29/49)	25	30,357
Cisco Systems Inc.
3.50%, 06/15/25	63	71,727
5.90%, 02/15/39	24	35,182
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	20	20,562
4.38%, 11/15/57 (Call 05/15/57)	29	31,869
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35	52,887
9.25%, 06/01/32	50	80,165
Juniper Networks Inc., 4.50%, 03/15/24	15	16,522
Koninklijke KPN NV, 8.38%, 10/01/30	65	93,601
Motorola Solutions Inc.
3.50%, 03/01/23	15	15,665
4.60%, 05/23/29 (Call 02/23/29)	33	36,772
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	15	16,624
4.35%, 05/01/49 (Call 11/01/48)	29	35,451
5.00%, 03/15/44 (Call 09/15/43)	25	32,213

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA, 7.05%, 06/20/36	$36	$51,515
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	26	30,240
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(c)	50	53,551
3.75%, 04/15/27 (Call 02/15/27)(c)	50	54,063
3.88%, 04/15/30 (Call 01/15/30)(c)	75	81,368
4.50%, 04/15/50 (Call 10/15/49)(c)	50	56,936
Verizon Communications Inc.
3.38%, 02/15/25	25	27,717
4.02%, 12/03/29 (Call 09/03/29)	208	244,866
4.52%, 09/15/48	145	189,676
4.86%, 08/21/46	10	13,488
5.01%, 04/15/49	175	243,169
Vodafone Group PLC
3.75%, 01/16/24	131	142,311
4.38%, 05/30/28	24	28,070
4.88%, 06/19/49	40	49,282
5.00%, 05/30/38	63	77,174

		3,018,416

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	18	18,099

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	132	139,702
3.90%, 08/01/46 (Call 02/01/46)	115	134,821
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	35	38,039
Canadian Pacific Railway Co., 6.13%, 09/15/2115
(Call 03/15/2115)	25	37,607
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	28	29,122
3.80%, 03/01/28 (Call 12/01/27)	130	147,894
3.80%, 11/01/46 (Call 05/01/46)	10	11,397
3.80%, 04/15/50 (Call 10/15/49)	50	58,252
6.15%, 05/01/37	17	23,376
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	88	92,647
3.80%, 05/15/25 (Call 04/15/25)	100	109,777
3.90%, 02/01/35	48	50,281
4.00%, 01/15/24	115	126,488
4.55%, 04/01/46 (Call 10/01/45)	25	25,797
Norfolk Southern Corp.
3.16%, 05/15/55 (Call 11/15/54)(c)	23	23,076
4.05%, 08/15/52 (Call 02/15/52)	50	57,513
4.15%, 02/28/48 (Call 08/28/47)	19	22,770
Union Pacific Corp.
3.20%, 06/08/21	25	25,682
3.60%, 09/15/37 (Call 03/15/37)	97	105,981
3.75%, 07/15/25 (Call 05/15/25)	50	56,132
3.95%, 09/10/28 (Call 06/10/28)	77	89,469
4.50%, 09/10/48 (Call 03/10/48)	60	74,220
United Parcel Service Inc.
2.45%, 10/01/22	25	26,067
2.50%, 04/01/23 (Call 03/01/23)	82	86,170
2.80%, 11/15/24 (Call 09/15/24)	20	21,626
5.30%, 04/01/50 (Call 10/01/49)	50	70,483

		1,684,389

Trucking & Leasing — 0.0%
GATX Corp., 3.50%, 03/15/28 (Call 12/15/27)	60	60,055

Security	Par (000)	Value

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	$65	$73,666

Total Corporate Bonds & Notes — 37.9% (Cost: $59,453,032)		61,143,285

Foreign Government Obligations(d)

Canada — 0.3%
Canada Government International Bond, 1.63%, 01/22/25	100	105,366
Province of British Columbia Canada, 2.25%, 06/02/26	147	159,135
Province of Ontario Canada
1.05%, 05/21/27	100	99,695
2.30%, 06/15/26	100	107,994

		472,190

Chile — 0.1%
Chile Government International Bond, 3.25%, 09/14/21	110	113,314

Colombia — 0.2%
Colombia Government International Bond, 5.20%, 05/15/49 (Call 11/15/48)	210	247,804

Indonesia — 0.1%
Indonesia Government International Bond, 4.35%, 01/11/48	200	222,846

Israel — 0.1%
Israel Government International Bond, 3.88%, 07/03/50	200	230,144

Japan — 0.3%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	215,964
3.13%, 07/20/21	200	205,854

		421,818

Mexico — 0.5%
Mexico Government International Bond
4.15%, 03/28/27	375	400,901
4.50%, 04/22/29	225	243,387
6.05%, 01/11/40	151	183,542

		827,830

Panama — 0.2%
Panama Government International Bond, 8.88%, 09/30/27	249	349,419

Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27	158	179,825
7.35%, 07/21/25	100	127,018

		306,843

Philippines — 0.3%
Philippine Government International Bond
3.95%, 01/20/40	80	93,781
4.20%, 01/21/24	285	309,350

		403,131

Supranational — 1.5%
African Development Bank, 1.25%, 07/26/21	79	79,878
Asian Development Bank
1.75%, 06/08/21	22	22,328
1.75%, 09/13/22	445	459,418
Corp. Andina de Fomento, 4.38%, 06/15/22	20	20,998
European Investment Bank
1.63%, 03/14/25	435	458,360
2.25%, 03/15/22	110	113,876

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.38%, 06/15/22	$125	$130,324
Inter-American Development Bank, 4.38%, 01/24/44	115	175,665
International Bank for Reconstruction & Development
0.63%, 04/22/25	100	100,566
0.88%, 05/14/30	100	99,716
1.75%, 10/23/29	285	307,341
1.88%, 10/27/26	100	107,497
2.50%, 11/25/24	156	170,088
2.75%, 07/23/21	25	25,704
Nordic Investment Bank, 0.38%, 05/19/23	200	200,188

		2,471,947

Sweden — 0.2%
Svensk Exportkredit AB, 2.88%, 03/14/23	235	250,461

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	70	77,871
5.10%, 06/18/50	70	86,058

		163,929

Total Foreign Government Obligations — 4.1% (Cost: $6,372,698)		6,481,676

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	25	43,502
California State University RB, Class B, 2.98%, 11/01/51( 05/01/51)	25	24,775
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	42,407
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	30,052
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	33,098
State of California GO
2.50%, 10/01/29	50	52,783
3.38%, 04/01/25	25	27,334
4.50%, 04/01/33 (Call 04/01/28)	25	29,243
University of California RB, 4.60%, 05/15/31	50	60,050

		343,244

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	27,293

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	50	59,412
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	25	33,665
State of Illinois GO, 5.10%, 06/01/33(b)	55	53,179
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	54,744

		201,000

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	36,741

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	34,209

Security	Par (000)	Value

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(e)	$50	$47,460
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	41,849

		89,309

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	54,620
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	25	37,061
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39 BAB	15	19,415
Port Authority of New York & New Jersey RB
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	54,931
Series 192, 4.81%, 10/15/65	50	66,223

		232,250

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	34,289
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	30,575
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	28,816

		93,680

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	61,352

Texas — 0.2%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	56,223
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(b)	25	35,947
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	51,027
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	41,479
State of Texas GO BAB, 5.52%, 04/01/39	65	95,031

		279,707

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	32,805

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	25	34,175

Total Municipal Debt Obligations — 0.9% (Cost: $1,416,181)		1,465,765

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.7%
Federal Farm Credit Banks Funding Corp.
1.13%, 07/14/21	60	60,628
1.85%, 07/26/24	10	10,521
1.90%, 06/24/21	10	10,151
2.25%, 06/11/21	40	40,847
2.50%, 12/09/22	20	21,081
2.88%, 12/10/21	20	20,778
Federal Home Loan Banks
1.50%, 08/15/24	20	20,916
2.13%, 06/09/23	20	21,078
3.00%, 10/12/21	60	62,301

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.13%, 09/12/25	$10	$11,332
3.38%, 09/08/23	25	27,467
3.63%, 06/11/21	200	206,954
5.50%, 07/15/36	25	39,049
Federal Home Loan Mortgage Corp.
2.38%, 01/13/22	245	253,602
6.25%, 07/15/32	100	157,748
Federal National Mortgage Association
1.38%, 02/26/21	150	151,281
1.75%, 07/02/24	650	685,919
1.88%, 04/05/22	200	206,178
2.00%, 10/05/22	100	104,130
2.25%, 04/12/22	40	41,520
2.38%, 01/19/23	100	105,611
2.63%, 01/11/22	55	57,147
5.63%, 07/15/37	86	137,629
6.25%, 05/15/29	50	72,572
6.63%, 11/15/30	90	139,802
7.25%, 05/15/30	35	55,618
Tennessee Valley Authority, 3.50%, 12/15/42	50	61,807

		2,783,667

U.S. Government Obligations — 54.0%
U.S. Treasury Note/Bond
0.25%, 04/15/23	750	751,348
0.38%, 04/30/25	600	601,969
0.50%, 03/15/23	400	403,500
0.50%, 03/31/25	300	302,812
0.50%, 04/30/27	600	600,469
0.63%, 05/15/30	60	59,888
1.13%, 07/31/21	400	404,297
1.25%, 10/31/21	300	304,523
1.25%, 05/15/50	300	288,750
1.38%, 04/30/21	1,000	1,010,742
1.38%, 06/30/23	500	518,008
1.38%, 08/31/23	150	155,660
1.50%, 10/31/21	400	407,484
1.50%, 01/15/23	1,000	1,034,453
1.50%, 03/31/23	700	725,977
1.50%, 09/30/24	600	631,734
1.50%, 10/31/24	300	316,102
1.50%, 08/15/26	2,650	2,822,043
1.50%, 02/15/30	1,100	1,189,891
1.63%, 08/15/22	150	154,793
1.63%, 11/15/22	250	258,848
1.63%, 04/30/23	250	260,391
1.63%, 02/15/26	1,100	1,176,398
1.63%, 05/15/26	850	910,297
1.63%, 09/30/26	500	536,758
1.63%, 10/31/26	300	322,195
1.63%, 11/30/26	400	429,875
1.63%, 08/15/29	200	218,312
1.75%, 03/31/22	500	514,395
1.75%, 04/30/22	500	515,137
1.75%, 05/15/22	600	618,445
1.75%, 09/30/22	200	207,312
1.75%, 05/15/23	1,050	1,098,070
1.75%, 06/30/24	400	424,281
1.75%, 12/31/24	400	426,625
1.75%, 11/15/29	500	552,266
1.88%, 01/31/22	500	514,121

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/28/22	$1,250	$1,287,012
1.88%, 04/30/22	550	567,854
1.88%, 08/31/22	300	311,437
1.88%, 09/30/22	200	207,891
2.00%, 11/15/21	200	205,297
2.00%, 12/31/21	300	308,602
2.00%, 02/15/22	1,000	1,031,016
2.00%, 10/31/22	400	417,562
2.00%, 11/30/22	700	731,719
2.00%, 04/30/24	2,000	2,136,562
2.00%, 05/31/24	1,720	1,839,728
2.00%, 02/15/25	475	512,703
2.00%, 11/15/26	250	274,512
2.00%, 02/15/50	780	895,050
2.13%, 09/30/21	500	512,852
2.13%, 12/31/21	250	257,666
2.13%, 05/15/22	1,300	1,349,410
2.13%, 03/31/24	1,000	1,071,797
2.13%, 09/30/24	1,500	1,619,180
2.13%, 05/15/25	1,050	1,142,777
2.25%, 04/30/21	1,000	1,018,750
2.25%, 04/15/22	300	311,625
2.25%, 12/31/23	500	536,094
2.25%, 11/15/24	800	869,500
2.25%, 11/15/25	850	936,461
2.25%, 02/15/27	100	111,750
2.25%, 08/15/27	300	337,266
2.25%, 11/15/27	515	580,582
2.25%, 08/15/46	365	433,038
2.25%, 08/15/49	600	722,250
2.38%, 01/31/23	900	952,453
2.38%, 08/15/24	800	870,437
2.38%, 05/15/27	200	225,875
2.38%, 05/15/29	900	1,039,641
2.38%, 11/15/49	150	185,508
2.50%, 01/15/22	1,300	1,348,852
2.50%, 02/15/22	6,500	6,756,953
2.50%, 08/15/23	400	429,281
2.50%, 05/15/24	1,000	1,088,437
2.50%, 02/15/45	295	364,002
2.50%, 02/15/46	460	569,969
2.50%, 05/15/46	290	359,827
2.63%, 02/28/23	400	426,687
2.63%, 02/15/29	483	566,695
2.75%, 05/31/23	550	591,852
2.75%, 11/15/23	500	543,633
2.75%, 02/15/24	1,000	1,092,500
2.75%, 06/30/25	375	420,586
2.75%, 08/15/42	550	703,141
2.75%, 11/15/42	600	766,969
2.75%, 08/15/47	500	653,750
2.75%, 11/15/47	400	523,812
2.88%, 10/15/21	500	518,477
2.88%, 09/30/23	250	272,090
2.88%, 11/30/23	750	819,258
2.88%, 05/31/25	1,000	1,126,250
2.88%, 07/31/25	550	621,371
2.88%, 05/15/28	875	1,034,277
2.88%, 05/15/43	325	424,277
2.88%, 08/15/45	200	263,750

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/15/46	$350	$465,828
3.00%, 05/15/42	400	531,937
3.00%, 11/15/44	100	133,953
3.00%, 05/15/45	150	201,492
3.00%, 02/15/47	200	272,687
3.00%, 05/15/47	550	750,234
3.00%, 02/15/48	150	205,617
3.00%, 08/15/48	500	688,203
3.00%, 02/15/49	150	207,258
3.13%, 11/15/28	2,000	2,421,875
3.13%, 11/15/41	250	337,930
3.13%, 02/15/42	300	406,453
3.13%, 08/15/44	200	272,875
3.38%, 05/15/44	100	141,438
3.38%, 11/15/48	320	470,800
3.63%, 08/15/43	250	365,000
3.63%, 02/15/44	500	732,266
3.75%, 11/15/43	400	595,375
4.25%, 11/15/40	412	643,621
4.38%, 05/15/40	400	632,375
4.38%, 05/15/41	300	476,859
4.50%, 02/15/36(b)	1,000	1,532,812
4.75%, 02/15/41	500	828,516
5.25%, 11/15/28	750	1,040,625
5.25%, 02/15/29	350	489,070
6.00%, 02/15/26	400	526,469
6.13%, 08/15/29	119	178,465
6.38%, 08/15/27	250	354,297
6.50%, 11/15/26	300	415,875
6.88%, 08/15/25	300	401,086
7.25%, 08/15/22	100	115,523

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.63%, 11/15/22	$400	$472,625

		87,076,161

Total U.S. Government & Agency Obligations — 55.7% (Cost: $84,053,902)		89,859,828

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)(h)	3,728	3,727,600

Total Short-Term Investments — 2.3% (Cost: $3,727,600)		3,7 27,600

Total Investments in Securities — 100.9% (Cost: $155,023,413)		162,678,154

Other Assets, Less Liabilities — (0.9)%		(1,397,102)

Net Assets — 100.0%		$161,281,052

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,367	1,361	3,728	$3,727,600	$5,794	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$61,143,285	$—	$61,143,285
Foreign Government Obligations	—	6,481,676	—	6,481,676
Municipal Debt Obligations	—	1,465,765	—	1,465,765
U.S. Government & Agency Obligations	—	89,859,828	—	89,859,828
Money Market Funds	3,727,600	—	—	3,727,600

	$3,727,600	$158,950,554	$—	$162,678,154

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond